SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest paid	$ 264	$ 618	$ 959
Taxes paid	279	2,373	4,991
Equipment acquired under finance leases and equipment loans	$ 0	$ 122	$ 1,771